Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	June 30,	December 31,
	2018	2017
Bank deposits	$41,729,659	$39,649,888
Cash held in trust	45,045,428	88,500,000
Money market funds	30,549,247	9,522,830
Total	$117,324,334	$137,672,718